GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of sales by geographic area as percentage of total sales
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	%	%	%

China	39	36	28
Taiwan, R.O.C.	20	18	32
Korea	18	20	13
USA	14	13	16
Other	9	13	11
Total	100	100	100

Schedule of sales by major customers as percentage of total sales
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	%	%	%

Customer A	18	19	12
Customer B	14	18	23

Schedule of long-lived assets by geographic location
	As of December 31,
	2 0 2 4	2 0 2 3
	%	%

Israel	48	62
US	24	19
Germany	22	13
Other	6	6
Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net and operating lease right-of-use assets.